Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member]
	Dec. 31, 2019	Dec. 31, 2018
Year-End Spot Rate US$1=RMB [Member]
Foreign exchange rate	6.9618	6.8755
Average Rate US$1=RMB [Member]
Foreign exchange rate	6.9081	6.6090